Share-Based Compensation Plan - Schedule of Number and Weighted Average Exercise Price of Share Options (Details)	12 Months Ended
	Dec. 31, 2025 R$ / shares	Dec. 31, 2024 R$ / shares	Dec. 31, 2023 R$ / shares
Share-Based Compensation Plan [Abstract]
Weighted Average Exercise Price, Outstanding at beginning (in Brazil Real per share)	R$ 23.2	R$ 23.2	R$ 19.1
Number of Options, Outstanding at beginning	142,004	194,979	1,340,198
Weighted Average Exercise Price, Exercisable at the end of the year (in Brazil Real per share)	R$ 23.2	R$ 23.2	R$ 23.2
Number of Options, Exercisable at the end of the year	61,468	136,578	163,137
Weighted Average Exercise Price, Granted during the year (in Brazil Real per share)	R$ 23.2	R$ 23.2	R$ 23.2
Number of Options, Granted during the year
Weighted Average Exercise Price, Forfeited/canceled during the year (in Brazil Real per share)	R$ 23.2	R$ 23.2	R$ 23.2
Number of Options, Forfeited/canceled during the year	(80,536)	(52,913)
Weighted Average Exercise Price, Exercised (in Brazil Real per share)	R$ 23.2	R$ 23.2
Number of Options, Exercised		(62)
Weighted Average Exercise Price, Conversion of stock option subject to conversion ratio(i) (in Brazil Real per share)
Number of Options, Conversion of stock option subject to conversion ratio(i)			194,979
Weighted Average Exercise Price, Outstanding at ending (in Brazil Real per share)	R$ 23.2	R$ 23.2	R$ 23.2
Number of Options, Outstanding at ending	61,468	142,004	194,979